Financial Risk Management - Capital risk management (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($) [1]	Jan. 01, 2019 USD ($)
Disclosure Of Financial Risk Management [Abstract]
Borrowings	$ 2,464,027	$ 2,759,717
Obligations relating to leases	199,108	139,239
Due to related parties	797,432	622,014
Cash and cash equivalents	190,942	235,734	[1]	$ 199,388	$ 225,040
Restricted cash	64,815	133,389
Net debt	3,204,810	3,151,847
Total equity	100,678	244,899	[1]	$ 597,802	$ 793,033
Total equity and net debt	$ 3,305,488	$ 3,396,746
Net debt to capitalization ratio	0.97	0.93

[1]	See Note 2i for further details.